Expense Example - KICK Korea Semiconductor Index ETF - KICK Korea Semiconductor Index ETF	Sep. 09, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	$ 208